Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets	12 Months Ended
Oct. 31, 2025
Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets [Abstract]
Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets
NOTE 14: LAND, BUILDINGS, EQUIPMENT, OTHER DEPRECIABLE ASSETS,

AND RIGHT-OF-USE ASSETS
The following table presents details of the

Bank’s land, buildings, equipment, and other depreciable

assets as at October 31, 2025

and October 31, 2024.
Land, Buildings, Equipment, and Other

Depreciable Assets
(millions of Canadian dollars) Furniture,
fixtures,
and other
Computer depreciable Leasehold
Land Buildings equipment assets improvements Total
Cost
As at November 1, 2023 $ 919 $ 2,555 $ 917 $ 1,511 $ 3,679 $ 9,581
Additions

– 216 153 362 485 1,216
Disposals 1 – (9) (65) (137) (127) (338)
Fully depreciated assets – (22) (143) (171) (289) (625)
Foreign currency translation adjustments

and other
2 6 47 (11) 2 42 86
As at October 31, 2024

925 2,787 851 1,567 3,790 9,920
Additions – 173 167 328 321 989
Disposals 1 – (5) (42) (92) (7) (146)
Fully depreciated assets – (46) (226) (167) (347) (786)
Foreign currency translation adjustments

and other
2 (72) (153) (13) 6 21 (211)
As at October 31, 2025 $ 853 $ 2,756 $ 737 $ 1,642 $ 3,778 $ 9,766
Accumulated depreciation and
impairment losses
As at November 1, 2023 $ – $ 992 $ 418 $ 787 $ 1,792 $ 3,989
Depreciation charge for the year – 93 179 165 298 735
Disposals 1 – (9) (62) (134) (108) (313)
Impairment losses – – 11 7 1 19
Fully depreciated assets – (22) (143) (171) (289) (625)
Foreign currency translation adjustments

and other
2 – 25 (4) 13 42 76
As at October 31, 2024

– 1,079 399 667 1,736 3,881
Depreciation charge for the year – 100 176 198 300 774
Disposals 1 – (2) (42) (90) (4) (138)
Impairment losses – 1 21 5 2 29
Fully depreciated assets – (46) (226) (167) (347) (786)
Foreign currency translation adjustments

and other
2 – (74) – 29 36 (9)
As at October 31, 2025 $ – $ 1,058 $ 328 $ 642 $ 1,723 $ 3,751
Net Book Value Excluding Right-of-Use Assets:
As at October 31, 2024 $ 925 $ 1,708 $ 452 $ 900 $ 2,054 $ 6,039
As at October 31, 2025 853 1,698 409 1,000 2,055 6,015
1

Cash received from disposals was $
3

million for the year ended October 31, 2025 (October 31, 2024 – $
22

million).
2

Includes amounts related to restructuring and adjustments to reclassify held-for-sale items to other assets.

Refer to Note 25 for further details.
The following table presents details of the

Bank’s ROU assets as recorded in accordance

with IFRS 16,
Leases
. Refer to Note 17 and Note 25 for the related

lease
liabilities details.
Right-of-Use Assets Net Book Value
(millions of Canadian dollars) Computer
Land Buildings equipment Total
As at November 1, 2023 $ 709 $ 3,101 $ 32 $ 3,842
Additions 3 373 48 424
Depreciation (97) (462) (13) (572)
Reassessments, modifications, and variable

lease payment adjustments
21 130 (20) 131
Terminations and impairment – 1 – 1
Foreign currency translation adjustments

and other
(3) (25) – (28)
As at October 31, 2024 $ 633 $ 3,118 $ 47 $ 3,798
Additions 3 490 7 500
Depreciation (92) (478) (13) (583)
Reassessments, modifications, and variable

lease payment adjustments
54 295 – 349
Terminations and impairment – – – –
Foreign currency translation adjustments

and other
2 51 – 53
As at October 31, 2025 $ 600 $ 3,476 $ 41 $ 4,117
Total Land, Buildings, Equipment, Other Depreciable

Assets, and Right-of-Use Assets Net

Book Value
(millions of Canadian dollars) Furniture,
fixtures,
and other
Computer depreciable Leasehold
Land Buildings equipment assets improvements Total
As at October 31, 2024 $ 1,558 $ 4,826 $ 499 $ 900 $ 2,054 $ 9,837
As at October 31, 2025 1,453 5,174 450 1,000 2,055 10,132